Revenue - Capitalized Contract Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Capitalized commission cost, net	$ 2,956	$ 510
Amortization of capitalized commission cost	$ (1,267)	$ (232)